Item 1. Report to Shareholders

T. ROWE PRICE FINANCIAL SERVICES FUND
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Certified Financials

T. ROWE PRICE FINANCIAL SERVICES FUND
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Certified Financials (Unaudited)

FINANCIAL HIGHLIGHTS             For a share outstanding throughout each period
--------------------------------------------------------------------------------
                  6 Months      Year
                     Ended     Ended
                   6/30/03  12/31/02  12/31/01   12/31/00   12/31/99   12/31/98

NET ASSET VALUE
Beginning
of period        $  16.75   $ 18.84   $  21.38   $  16.12   $  16.82  $   15.56

Investment activities

  Net investment
  income (loss)      0.10      0.15       0.15       0.10       0.10       0.16

  Net realized
  and unrealized
  gain (loss)        2.13     (2.05)     (0.86)      5.80       0.15       1.60

  Total from
  investment
  activities         2.23     (1.90)     (0.71)      5.90       0.25       1.76

Distributions

  Net investment
  income                -     (0.13)     (0.15)     (0.09)     (0.10)     (0.16)

  Net realized
  gain                  -     (0.06)     (1.68)     (0.55)     (0.85)     (0.34)

  Total
  distributions         -     (0.19)     (1.83)     (0.64)     (0.95)     (0.50)

NET ASSET VALUE
End of period     $  18.98  $  16.75  $  18.84   $  21.38   $  16.12  $   16.82
                  --------------------------------------------------------------

Ratios/Supplemental Data

Total return^      13.31%  (10.10)%    (3.13)%     36.76%      1.70%     11.55%

Ratio of total
expenses to
average
net assets          1.01%!    1.00%      0.97%      1.00%      1.14%      1.19%

Ratio of net
investment income
(loss) to average
net assets          1.17%!    0.80%      0.69%      0.69%      0.50%      0.94%

Portfolio turnover
rate                60.8%!    49.7%      54.8%      32.5%      37.1%      46.8%

Net assets,
end of period
(in thousands)   $297,920   $264,542  $308,635   $337,041   $159,031  $ 224,277

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

!  Annualized

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE FINANCIAL SERVICES FUND
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Certified Financials (Unaudited)                                June 30, 2003

STATEMENT OF NET ASSETS                              Shares             Value
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                                                                 In thousands
COMMON STOCKS  97.4%

FINANCIALS  97.4%

Capital Markets  34.6%

Bank of New York                                    237,500   $         6,828

Charles Schwab                                      494,000             4,984

Eaton Vance                                         112,000             3,539

Franklin Resources                                  303,000            11,838

Goldman Sachs Group                                 133,700            11,197

J.P. Morgan Chase                                   436,000            14,902

Legg Mason                                           67,000             4,352

Mellon Financial                                    420,000            11,655

Merrill Lynch                                       249,000            11,623

Morgan Stanley                                      165,500             7,075

Neuberger Berman                                     27,000             1,078

State Street                                        153,500             6,048

Waddell & Reed Financial, Class A                   314,208             8,066
                                                                      103,185

Commercial Banks  27.6%

Abbey National (GBP)                                475,000             3,694

Bank of America                                     101,100             7,990

Boston Private Financial                            147,000             3,099

Citizens Banking                                     58,000             1,553

Comerica                                            282,500            13,136

FleetBoston Financial                               412,000            12,241

Huntington Bancshares                                 5,500               107

KeyCorp                                             121,000             3,058

Royal Bank of Scotland (GBP)                        140,000             3,934

Synovus Financial                                    89,000             1,913

U.S. Bancorp                                        606,000            14,847

UCBH Holdings                                        82,000             2,352

Wachovia                                            318,000            12,707

Zions Bancorp                                        30,000             1,518
                                                                       82,149

Consumer Finance  1.5%

American Express                                     38,000             1,589

SLM Corporation                                      75,300             2,949
                                                                        4,538

Diversified Financial Services  7.7%

Citigroup                                           363,200   $        15,545

Principal Financial Group                           226,000             7,289
                                                                       22,834

Insurance  24.3%

ACE Limited                                          30,500             1,046

AMBAC                                                95,200             6,307

American International Group                         98,300             5,424

Berkshire Hathaway, Class A *                             7               508

Hartford Financial Services Group                   200,000            10,072

John Hancock Financial Services                      65,000             1,997

Marsh & McLennan                                    180,400             9,213

Ohio Casualty *                                     462,000             6,089

Prudential Financial                                194,400             6,542

SAFECO                                              153,000             5,398

St. Paul Companies                                  249,000             9,091

Travelers Property Casualty, Class A                557,633             8,866

XL Capital, Class A                                  21,000             1,743
                                                                       72,296

Thrifts & Mortgage Finance  1.7%

Fannie Mae                                           23,800             1,605

Freddie Mac                                           7,500               381

Radian Group                                         83,500             3,060
                                                                        5,046

Total Financials                                                      290,048

Total Common Stocks (Cost  $257,153)                                  290,048

SHORT-TERM INVESTMENTS  2.1%

Money Market Fund  2.1%

T. Rowe Price Reserve Investment Fund, 1.16% #    6,275,551             6,276

Total Short-Term Investments (Cost  $6,276)                             6,276

                                                                        Value
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                                                                 In thousands

Total Investments in Securities

99.5% of Net Assets (Cost $263,429)                           $       296,324

Other Assets Less Liabilities                                           1,596

NET ASSETS                                                    $       297,920
                                                              ---------------

Net Assets Consist of:

Undistributed net investment income (loss)                    $         1,879

Undistributed net realized gain (loss)                                  3,054

Net unrealized gain (loss)                                             32,891

Paid-in-capital applicable to 15,693,534
shares of $0.0001 par value capital stock
outstanding; 1,000,000,000 shares authorized                          260,096

NET ASSETS                                                    $       297,920
                                                              ---------------

NET ASSET VALUE PER SHARE                                     $         18.98
                                                              ---------------

     #    Seven-day yield
     *    Non-income producing
     GBP  British pound

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE FINANCIAL SERVICES FUND
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Certified Financials (Unaudited)


STATEMENT OF OPERATIONS
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In thousands
                                                                     6 Months
                                                                        Ended
                                                                      6/30/03
  Investment Income (Loss)

  Income

    Dividend                                                       $    2,850

    Income distributions from mutual funds                                 33

    Total income                                                        2,883

  Expenses

    Investment management                                                 889

    Shareholder servicing                                                 354

    Custody and accounting                                                 48

    Prospectus and shareholder reports                                     28

    Registration                                                            7

    Legal and audit                                                         6

    Directors                                                               3

    Miscellaneous                                                           2

    Total expenses                                                      1,337

    Expenses paid indirectly                                              (11)

    Net expenses                                                        1,326

  Net investment income (loss)                                          1,557

  Realized and Unrealized Gain (Loss)

    Net realized gain (loss)

    Securities                                                            540

    Foreign currency transactions                                          (2)

    Net realized gain (loss)                                              538

    Change in net unrealized gain (loss)

    Securities                                                         32,413

    Other assets and liabilities
    denominated in foreign currencies                                      (4)

    Change in net unrealized gain (loss)                               32,409

  Net realized and unrealized gain (loss)                              32,947

  INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS                                           $   34,504
                                                                   ----------

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE FINANCIAL SERVICES FUND
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Certified Financials (Unaudited)


STATEMENT OF CHANGES IN NET ASSETS
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In thousands

                                                       6 Months          Year
                                                          Ended         Ended
                                                        6/30/03      12/31/02
Increase (Decrease) in Net Assets

Operations

  Net investment income (loss)                       $   1,557      $   2,363

  Net realized gain (loss)                                 538          4,749

  Change in net unrealized gain (loss)                  32,409        (40,667)

  Increase (decrease) in net assets from operations     34,504        (33,555)

Distributions to shareholders

  Net investment income                                      -         (2,052)

  Net realized gain                                          -           (945)

  Decrease in net assets from distributions                  -         (2,997)

Capital share transactions *

  Shares sold                                           31,939         86,767

  Distributions reinvested                                   -          2,838

  Shares redeemed                                      (33,065)       (97,146)

  Increase (decrease) in net assets from capital
  share transactions                                    (1,126)        (7,541)

Net Assets

Increase (decrease) during period                       33,378        (44,093)

Beginning of period                                    264,542        308,635

End of period                                        $ 297,920      $ 264,542
                                                     ---------------------------

*Share information

  Shares sold                                            1,843          4,771

  Distributions reinvested                                   -            167

  Shares redeemed                                       (1,946)        (5,526)

  Increase (decrease) in shares outstanding               (103)          (588)

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE FINANCIAL SERVICES FUND
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Certified Financials (Unaudited)                                  June 30, 2003


NOTES TO FINANCIAL STATEMENTS
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NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

     T. Rowe Price Financial Services Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company and commenced operations on September 30, 1996. The fund seeks long-term growth of capital and a modest level of income.

     The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

     Valuation
     Investments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price, or official closing price for certain markets, at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and ask prices for domestic securities and the last quoted sale price for international securities.

     Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation.

     Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

     Most foreign markets close before the NYSE. Developments that could affect the values of securities that occur between the close of a foreign market and the close of the NYSE normally will not be reflected in security valuations. However, if such developments are so significant that they will, in the judgment of the officers of the fund, clearly and materially affect the value of securities, the previous closing prices may be adjusted to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

     Currency Translation
     Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and ask prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of such gains and losses.

     Expenses Paid Indirectly
     Certain security trades are directed to brokers who have agreed to rebate a portion of the related commission to the fund to pay fund expenses. Additionally, credits earned on temporarily uninvested cash balances at the custodian are used to reduce the fund's custody charges. Total expenses in the accompanying statement of operations are presented before reduction for rebates and credits, which totaled $11,000 and $0, respectively, for the six months ended June 30, 2003.

      Other
      Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date.

NOTE 2 - INVESTMENT TRANSACTIONS

     Purchases and sales of portfolio securities, other than short-term securities, aggregated $79,624,000 and $81,498,000, respectively, for the six months ended June 30, 2003.

NOTE 3 - FEDERAL INCOME TAXES

      No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or char-acter from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Temporary differences are not adjusted. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2003.


      At June 30, 2003, the cost of investments for federal income tax purposes was $263,429,000. Net unrealized gain aggregated $32,891,000 at period-end, of which $38,786,000 related to appreciated investments and $5,895,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

     The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.35% of the fund's average daily net assets, and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. The fund's portion of the group fee is determined by the ratio of its net assets to those of the group. At June 30, 2003, the effective annual group fee rate was 0.32%, and investment management fee payable totaled $165,000.

     In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates (collectively, Price). Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. T. Rowe Price Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. Expenses incurred pursuant to these service agreements totaled $266,000 for the six months ended June 30, 2003, of which $51,000 was payable at period-end.

     Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates may invest. As approved by the fund's Board of Directors, shareholder servicing costs associated with each college savings plan are borne by the fund in proportion to the average daily value of its shares owned by the college savings plan. For the six months ended June 30, 2003, the fund was charged $19,000 for shareholder servicing costs related to the college savings plans, of which $16,000 was for services provided by Price and $5,000 was payable at period-end. At June 30, 2003, approximately 1.9% of the outstanding shares of the fund were held by college savings plans.

     The fund may invest in the T. Rowe Price Reserve Investment Fund and
     T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options only to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available to the public. The Reserve Funds pay no investment management fees. Distributions from the Reserve Funds to the fund for the six months ended June 30, 2003, totaled $33,000.



Item 2.  Code of Ethics.

Not required at this time.

Item 3.  Audit Committee Financial Expert.

Not required at this time.

Item 4.  Principal Accountant Fees and Services.

Not required at this time.

Item 5.  Audit Committee of Listed Registrants.

Not required at this time.

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  [Reserved]

Item 9. Controls and Procedures

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10. Exhibits.

(a)(1) Not required at this time.

(a)(2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.



                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Financial Services Fund, Inc.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     August 22, 2003


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     August 22, 2003


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     August 22, 2003